NOTE 4 – CAPITAL STOCK	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 4 – CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

The Company has 754,280,000 and 754,280,000 shares of common stock issued and outstanding as of June 30, 2021 and March 31, 2021, respectively. There are no shares of preferred stock issued and outstanding as of June 30, 2021 and March 31, 2021.

ALTEROLA BIOTECH, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021

Transitional Period [Member]
NOTE 4 – CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

During the year ended September 30, 2019, the Company issued 1,000,000 shares of common stock to an officer for services rendered with a deemed value of services provided of $90,000.

During the year ended September 30, 2020, the Company issued 13,000,000 shares of common stock to individuals for services rendered with a deemed value of services provided of $130,000.

During the period ended March 31, 2021, the Company issued 24,300,000 shares of common stock for services rendered with a deemed value of services provided of $243,000.

On January 29, 2021, the Company issued 600,000,000 shares of common stock for an acquisition with a deemed value of $600,000. The shares have not been transferred and are held in trust as of March 31, 2021.

The Company has 754,280,000 and 129,980,000 shares of common stock issued and outstanding as of March 31, 2021 and September 30, 2020 respectively. There are no shares of preferred stock issued and outstanding as of March 31, 2021 and September 30, 2020.

ALTEROLA BIOTECH, INC.

NOTES TO THE FINANCIAL STATEMENTS